Intangible Assets And Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [abstract]
Summary of Intangible Assets And Goodwill

In thousands of euro	Goodwill	Assets under construction****	Patent, trademarks and other rights	Software	TOTAL
Cost
At January 1, 2020	6	124,938	104	2,394	127,442

Additions	26	91,996	—	2,304	94,326
Additions through business combinations under common control	—	—	361	—	361
Additions through business combinations	—	—	—	4	4
Transfer	(4)	—	—	—	(4)
Disposal	—	—	—	(10)	(10)
Foreign exchange differences	—	(8,147)	2	(150)	(8,295)

At December 31, 2020	28	208,787	467	4,542	213,824

Amortisation/impairment
At January 1, 2020	(6)	(41,949)	(17)	(1,220)	(43,192)
Amortisation	—	—	(27)	(893)	(920)
Additions through business combinations under common control	—	—	(39)	—	(39)
Transfer	4	—	—	—	4
Disposal	—	—	—	5	5
Impairment	—	(366)	—	—	(366)
Foreign exchange differences	—	2,337	—	73	2,410

At December 31, 2020	(2)	(39,978)	(83)	(2,035)	(42,098)

Net book Value
At January 1, 2020	—	82,989	87	1,174	84,250

At December 31, 2020	26	168,809	384	2,507	171,726

Further information on acquisition through business combinations, are provided in Note 9.

In thousands of euro	Goodwill	Assets under construction****	Patent, trademarks and other rights	Software	TOTAL
Cost
At January 1, 2019	2	49,325	102	917	50,346
Additions	4	46,145	—	836	46,985
Additions through business combinations under common control	—	24,020	121	543	24,684
Disposal	—	(2)	(133)	—	(135)
Foreign exchange differences	—	5,450	14	98	5,562

At December 31, 2019	6	124,938	104	2,394	127,442

Amortisation/impairment
At January 1, 2019	(2)	(15,298)	(9)	(476)	(15,785)
Amortisation	—	—	(17)	(419)	(436)
Additions through business combinations under common control	—	(19,661)	(121)	(275)	(20,057)
Disposal	—	—	133	—	133
Impairment	(4)	(4,968)	—	—	(4,972)
Foreign exchange differences	—	(2,022)	(3)	(50)	(2,075)

At December 31, 2019	(6)	(41,949)	(17)	(1,220)	(43,192)

Net book Value
At January 1, 2019	—	34,027	93	441	34,561

At December 31, 2019	—	82,989	87	1,174	84,250

Cost
At January 1, 2018	2	28,934	—	570	29,506
Additions	—	19,155	103	355	19,613
Foreign exchange differences	—	1,236	(1)	(8)	1,227

At December 31, 2018	2	49,325	102	917	50,346

Amortisation/impairment
At January 1, 2018	(2)	(6,090)	—	(262)	(6,354)
Amortisation	—	—	(9)	(218)	(227)
Impairment	—	(9,347)	—	—	(9,347)
Foreign exchange differences	—	139	—	4	143

At December 31, 2018	(2)	(15,298)	(9)	(476)	(15,785)

****Assets under construction include all costs of projects that are in development phase. The projects under development relate to electric vehicles, electric vehicle components and software.